Net Income (Loss) per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Numerator:
Net income (loss)	$ 1,563	$ (1,339)	$ (25,027)	$ (4,446)
Less: Cumulative undeclared preferred dividends and undistributed earnings allocated to participating securities, basic	(230)
Net income (loss) attributable to common stockholders, basic	1,360	(1,339)	(25,027)	(4,446)	$ (15,923)		$ (8,675)
Less: Undistributed earnings allocated to participating securities, diluted	(159)
Net income (loss) attributable to common stockholders, diluted	$ 1,404	$ (1,339)	$ (25,027)	$ (4,446)
Denominator:
Weighted average common stock outstanding, basic (in Shares)	10,214,183	10,123,187	10,153,564	10,123,187	10,123,169	[1]	10,126,825	[1]
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ 0.13	$ (0.13)	$ (2.46)	$ (0.44)	$ (1.57)		$ (0.86)
Weighted average common stock outstanding, diluted (in Shares)	11,215,068	10,123,187	10,153,564	10,123,187	10,123,169		10,126,825
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ 0.13	$ (0.13)	$ (2.46)	$ (0.44)	$ (1.57)		$ (0.86)

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.